Loan from Related Party - Schedule of Loan from Related Party (Details) (10-K) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Note face amount	$ 91,166	$ 91,166	$ 128,466
Net Amount of note	1,857,029	1,737,566	1,417,065
President and Director [Member]
Note face amount	1,857,029	1,737,566	1,417,065
Debt Discount	0	0	0
Net Amount of note	1,857,029	1,737,566	1,417,065
Loan From Related Party [Member] | President and Director [Member]
Note face amount	1,857,029	1,737,566	1,417,065
Debt Discount	0	0	0
Net Amount of note	$ 1,857,029	$ 1,737,566	$ 1,417,065